Note 9 - Commitments and Contingencies (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Leases, Rent Expense	$ 8,100,000	$ 4,000,000	$ 1,700,000
Defined Contribution Plan, Cost Recognized	297,000	41,000	18,000
Letters of Credit Outstanding, Amount	$ 190,000	$ 220,000